Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Movements in Accumulated Other Comprehensive (Loss)

The movements in accumulated other comprehensive (loss) were as follows (in millions):

	Foreign Currency Translation Items	Unrealized gains/(losses) net of tax	Total Accumulated Other Comprehensive (Loss) Income
Balance as of December 31, 2011	$(76.6)	$0.1	$(76.5)
Other comprehensive (loss)/income before reclassifications into general and administrative	113.3		113.3
Amounts reclassified from accumulated other comprehensive (loss) into general and administrative	—		—

Total other comprehensive (loss)/income	113.3	—	113.3

Balance as of December 31, 2012	$36.7	$0.1	$36.8

Other comprehensive (loss)/income before reclassifications into general and administrative	48.4	5.3	53.7
Amounts reclassified from accumulated other comprehensive (loss) into general and administrative	—	—	—

Total other comprehensive (loss)/income	48.4	5.3	53.7

Balance as of December 31, 2013	$85.1	$5.4	$90.5